7. Other Liabilities	3 Months Ended
May 31, 2021
Notes to Financial Statements
Other Liabilities	Note 7 – Other Liabilities As of May 31, 2021 and 2020, the Company has Other Liabilities of $4,739 payable to its former CEO.